RELATED PARTIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 30, 2021	Nov. 08, 2021	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2022
Related Party Transaction [Line Items]
Due to related parties, current	$ 75,000		$ 75,000
Repayments of related party debt					$ 211,153
Share price	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Working capital loans	$ 0		$ 0	$ 0	$ 0
Payments of sock issuance costs					289,195
General and administrative charge				30,000	70,000
Due from sponsor				$ 6,500	$ 6,500
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture	281,250		281,250
Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture	281,250		281,250
Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock price per share	$ 11.50	$ 12.00	$ 11.50	$ 11.50	$ 11.50
Share price				$ 11.50	$ 11.50
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 10,000		$ 10,000
Repayments of related party debt					211,153
Payments of sock issuance costs					75,000
Sponsor [Member] | Maximum [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Repayments of related party debt			$ 1,500,000		$ 1,500,000
Sponsor [Member] | Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount		$ 300,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued, sale of transactions		2,156,250
Sale of stock		$ 25,000
Percentage of issued and outstanding shares	20.00%	20.00%
Underwriters [Member] | Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture		281,250